                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended June 30, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                      S&P            LIPPER
                                                      500     UTILITY FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)          INDEX(2)
  10.58%      10.11%      10.13%      10.62%      11.76%             12.31%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See the Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended June 30, 2003, was highly constructive for the equity markets and utilities sector. Like other sectors that suffered in 2002, utilities stocks rebounded sharply off their lows and posted strong performance as a group through June. The sector's appeal to investors stemmed from a number of factors. Most of the sectors within the utilities industry enjoyed some improvement in their fundamentals that made them especially attractive, given their relatively low valuations at the beginning of the period. The stocks' defensive characteristics made them even more attractive to conservative investors concerned about volatility in the equity markets. Utilities stocks' dividend yields, an added incentive for investors, were rendered even more compelling by changes in the tax treatment of dividends.

Performance during the six-month period was driven in large part by companies rebounding from their previous low valuations. The companies that performed best were often those that had declined the most in the previous bear market. This meant that companies having greater than average credit concerns tended to post the strongest gains in price terms.

PERFORMANCE ANALYSIS

While utilities posted a strong rebound in the first half, the prospects for a recovering economy and attendant stronger earnings gave the broader S&P 500 Index a platform to provide relative outperformance. The Fund's performance was boosted by its holdings in the electric and gas industries, which were among the best-returning utilities subsectors. As was the case with many other areas in the market, some of the best-performing electric companies were the lowest-quality names. We chose to keep the Fund's aggregate quality fairly high, though we did add a diversified basket of wholesale generators in order to give shareholders some controlled exposure to these companies while remaining true to our long-term bias toward high-quality companies. Broadly speaking, we emphasized electric companies with earnings growth visibility, appealing yields and dividend growth potential.

We followed a similar strategy in the telecommunications sector, where some of the companies with uncertain fundamentals were among the best performers. Our decision to avoid overweighting these companies because of our commitment to maintaining the Fund's high-quality posture tempered performance. We kept the portfolio's telecom holdings well diversified across various facets of the sector, including regional Bell operating companies, cable and wireless services carriers.

  TOP 10 HOLDINGS
  PPL Corp.                                               3.57%
  Exelon Corp.                                            3.53
  Dominion Resources, Inc.                                3.39
  Ameren Corp.                                            3.25
  Scana Corp.                                             3.20
  Public Service Enterprise Group, Inc.                   3.07
  Bellsouth Corp.                                         3.05
  SBC Communications                                      3.03
  Verizon Communications                                  3.01
  FPL Group, Inc.                                         2.83

  TOP FIVE INDUSTRIES
  Electric Utilities                                     62%
  Telecommunications                                     21
  Energy                                                  9
  Oil & Gas Pipelines                                     1
  Finance/Rental/Leasing                                  1

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

IN SELECTING EQUITY SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT MANAGER CONSIDERS EARNINGS AND DIVIDEND GROWTH, BOOK VALUE, DIVIDEND DISCOUNT AND PRICE/EARNINGS RELATIONSHIPS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

Performance Summary


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2003

                             CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                            (since 07/28/97)        (since 04/29/88)         (since 07/28/97)          (since 07/28/97)
  SYMBOL                               UTLAX                   UTLBX                    UTLCX                     UTLDX
  1 YEAR                                0.61%(3)               (0.09)%(3)              (0.22)%(3)                 0.86%(3)
                                       (4.67)(4)               (4.96)(4)               (1.19)(4)
  5 YEARS                              (1.35)(3)               (2.11)(3)               (2.11)(3)                 (1.13)(3)
                                       (2.41)(4)               (2.37)(4)               (2.11)(4)
  10 YEARS                                                   4.25(3)
                                                             4.25(4)
  SINCE INCEPTION                    3.23(3)                    7.34(3)              2.45(3)                   3.47(3)
                                     2.30(4)                    7.34(4)              2.45(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. There are currently 10 funds represented in this Index. The Index, is unmanaged and should not be considered an investment. The Index, which is adjusted for capital gains distributions and income dividends does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------
            Common Stocks (90.3%)
            Electric Utilities (58.0%)
 750,000    Ameren Corp. ...............................................................  $   33,075,000
 785,000    American Electric Power Co., Inc. ..........................................      23,416,550
 694,470    Cinergy Corp. ..............................................................      25,549,551
 505,000    Consolidated Edison, Inc. ..................................................      21,856,400
 675,000    Constellation Energy Group, Inc. ...........................................      23,152,500
 537,000    Dominion Resources, Inc. ...................................................      34,512,990
 593,750    DPL, Inc. ..................................................................       9,464,375
 510,000    DQE, Inc. ..................................................................       7,685,700
 390,000    DTE Energy Co. .............................................................      15,069,600
 742,724    Duke Energy Corp. ..........................................................      14,817,344
 945,000    Edison International*.......................................................      15,526,350
 290,000    Endesa S.A. (ADR) (Spain)...................................................       4,727,000
 700,000    Energy East Corp. ..........................................................      14,532,000
 510,000    Entergy Corp. ..............................................................      26,917,800
 600,000    Exelon Corp. ...............................................................      35,886,000
 685,000    FirstEnergy Corp. ..........................................................      26,338,250
 430,000    FPL Group, Inc. ............................................................      28,745,500
 535,000    Great Plains Energy, Inc. ..................................................      15,450,800
 490,000    NSTAR.......................................................................      22,319,500
 250,000    PG&E Corp.*.................................................................       5,287,500
 498,000    Pinnacle West Capital Corp. ................................................      18,650,100
 845,000    PPL Corp. ..................................................................      36,335,000
 530,000    Progress Energy, Inc. ......................................................      23,267,000
 740,000    Public Service Enterprise Group, Inc. ......................................      31,265,000
 505,000    Reliant Resources, Inc.*....................................................       3,095,650
 950,000    SCANA Corp. ................................................................      32,566,000
 760,000    Southern Co. ...............................................................      23,681,600
 445,000    TXU Corp. ..................................................................       9,990,250
 415,000    Xcel Energy, Inc. ..........................................................       6,241,600
                                                                                          --------------
                                                                                             589,422,910
                                                                                          --------------
            Energy (10.0%)
 435,000    AGL Resources, Inc. ........................................................      11,066,400
 800,000    El Paso Corp. ..............................................................       6,464,000
 755,200    KeySpan Corp. ..............................................................      26,771,840
 504,700    New Jersey Resources Corp. .................................................      17,916,850
 240,000    NiSource Inc. ..............................................................       4,560,000
 435,000    Questar Corp. ..............................................................      14,559,450
 714,511    Sempra Energy...............................................................      20,384,999
                                                                                          --------------
                                                                                             101,723,539
                                                                                          --------------

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------
            Oil & Gas Pipelines (0.6%)
  800,000   Williams Companies, Inc. (The)..............................................  $    6,320,000
                                                                                          --------------
            Telecommunications (21.7%)
  499,900   ALLTEL Corp. ...............................................................      24,105,178
1,604,012   AT&T Wireless Services Inc.*................................................      13,168,938
  384,000   BCE, Inc. (Canada)..........................................................       8,874,240
1,166,000   BellSouth Corp. ............................................................      31,050,580
  806,250   CenturyTel, Inc. ...........................................................      28,097,812
  155,000   Comcast Corp. (Class A)*....................................................       4,677,900
  200,000   Cox Communications, Inc. (Class A)*.........................................       6,380,000
1,204,972   SBC Communications, Inc. ...................................................      30,787,035
  540,000   Sprint Corp. (PCS Group)*...................................................       3,105,000
  378,179   Telefonica de Espana S.A. (ADR) (Spain)*....................................      13,073,648
  395,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........................      12,410,900
  775,160   Verizon Communications Inc. ................................................      30,580,062
  750,000   Vodafone Group PLC (ADR) (United Kingdom)...................................      14,737,500
                                                                                          --------------
                                                                                             221,048,793
                                                                                          --------------
            Total Common Stocks (Cost $599,514,953).....................................     918,515,242
                                                                                          --------------
PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE
----------                                                             ------   --------
             Corporate Bonds (5.3%)
             Electric Utilities (3.7%)
$      485   Appalachian Power Co. ..................................  3.60 %   05/15/08          490,982
       215   Appalachian Power Co. ..................................  5.95     05/15/33          214,415
     1,960   Cinergy Corp. ..........................................  6.25     09/01/04        2,057,949
       585   Cleco Power LLC.........................................  5.375    05/01/13          605,414
       780   Commonwealth Edison Co. ................................  6.15     03/15/12          894,297
       330   Con Edison Co. of New York..............................  5.875    04/01/33          352,031
       730   Constellation Energy Group, Inc. .......................  7.60     04/01/32          877,490
     4,000   Consumers Energy Co. ...................................  7.375    09/15/23        4,179,052
     2,485   DTE Energy Co. .........................................  7.05     06/01/11        2,906,349
       425   Duke Energy Corp. ......................................  4.50     04/01/10          444,361
     1,770   Duquesne Light Co. .....................................  6.70     04/15/12        2,038,985
       390   Entergy Arkansas Inc. - 144A**..........................  5.90     06/01/33          378,233
     3,500   Exelon Corp. ...........................................  6.75     05/01/11        4,049,455
       200   Florida Power & Light Co. ..............................  4.85     02/01/13          211,391
     1,650   Florida Power Corp. ....................................  6.65     07/15/11        1,933,691
       780   Idaho Power Corp. ......................................  4.25     10/01/13          783,051
       780   Indiana Michigan Power..................................  6.875    07/01/04          822,433

                       See Notes to Financial Statements
 6

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      785   Indiana Michigan Power Co. .............................  6.375%   11/01/12   $      884,578
       785   Jersey Central Power & Light Co. .......................  6.45     05/15/06          867,022
     1,960   Pinnacle West Capital Corp. ............................  6.40     04/01/06        2,117,680
     4,045   PSE&G Energy Holdings...................................  9.125    02/10/04        4,166,350
     1,960   Public Service Co. of New Mexico (Series B).............  7.50     08/01/18        2,259,127
       700   Public Service Electric & Gas Co. ......................  5.00     01/01/13          739,249
     1,550   South Carolina Electric & Gas Co. ......................  7.50     06/15/05        1,716,400
       590   TECO Energy, Inc. ......................................  7.00     05/01/12          575,250
       780   Texas-New Mexico Power Co. .............................  6.25     01/15/09          788,766
       530   Wisconsin Electric Power Corp. .........................  4.50     05/15/13          543,619
       125   Wisconsin Energy Corp. .................................  6.20     04/01/33          135,463
                                                                                           --------------
                                                                                               38,033,083
                                                                                           --------------
             Energy (0.2%)
     1,385   Consolidated Natural Gas Co. (Series B).................  5.375    11/01/06        1,501,530
       400   Sempra Energy ..........................................  6.00     02/01/13          441,014
                                                                                           --------------
                                                                                                1,942,544
                                                                                           --------------
             Telecommunications (1.4%)
     1,330   AT&T Corp. .............................................  7.00     11/15/06        1,479,235
     1,030   AT&T Wireless Services, Inc. ...........................  7.875    03/01/11        1,216,453
       900   British Telecommunications PLC (United Kingdom).........  8.375    12/15/10        1,138,211
     2,740   Deutsche Telekom International Finance Corp.
               (Netherlands).........................................  8.75     06/15/30        3,491,007
     2,500   GTE Corp. ..............................................  6.94     04/15/28        2,837,138
     3,080   SBC Communications Inc. ................................  5.875    02/01/12        3,457,688
                                                                                           --------------
                                                                                               13,619,732
                                                                                           --------------
             Total Corporate Bonds (Cost $48,698,660)...................................       53,595,359
                                                                                           --------------
             Asset-Backed Securities (0.9%)
             Finance/Rental/Leasing
     1,925   Connecticut RRB Special Purpose Trust CL&P - Series
               2001..................................................  6.21     12/30/11        2,250,509
     2,000   Detroit Edison Securitization Funding LLC...............  5.875    03/01/10        2,234,307
     2,059   PECO Energy Transition Trust............................  7.625    03/01/10        2,508,120
     2,000   PSE&G Transition Funding LLC............................  6.61     06/15/15        2,385,828
                                                                                           --------------
             Total Asset-Backed Securities (Cost $8,561,470)............................        9,378,764
                                                                                           --------------

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Short-Term Investment (3.4%)
             Repurchase Agreement
$   34,709   Joint repurchase agreement account
              (dated 06/30/03; proceeds $34,710,152) (a) (Cost
              $34,709,000)...........................................  1.195%   07/01/03   $   34,709,000
                                                                                           --------------
            Total Investments (Cost $691,484,083) (b)................               99.9%   1,016,198,365

            Other Assets in Excess of Liabilities....................                0.1          532,119
                                                                                   -----   --------------
            Net Assets...............................................              100.0%  $1,016,730,484
                                                                                   =====   ==============

---------------------

    ADR  American Depository Receipt.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    (a)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (b)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $325,114,575 and the aggregate gross unrealized depreciation is $400,293,
         resulting in net unrealized appreciation of $324,714,282.

                       See Notes to Financial Statements
 8

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2003 (unaudited)

Assets:
Investments in securities, at value
 (cost $691,484,083).....................  $1,016,198,365
Receivable for:
    Investments sold.....................       2,615,158
    Dividends............................       2,249,526
    Interest.............................         961,782
    Shares of beneficial interest sold...         452,571
    Foreign withholding taxes
     reclaimed...........................          92,464
Prepaid expenses and other assets........          96,981
                                           --------------
    Total Assets.........................   1,022,666,847
                                           --------------
Liabilities:
Payable for:
    Investments purchased................       3,636,242
    Distribution fee.....................         863,387
    Shares of beneficial interest
     redeemed............................         784,130
    Investment management fee............         523,465
Accrued expenses and other payables......         129,139
                                           --------------
    Total Liabilities....................       5,936,363
                                           --------------
    Net Assets...........................  $1,016,730,484
                                           ==============
Composition of Net Assets:
Paid-in-capital..........................    $850,552,571
Net unrealized appreciation..............     324,714,282
Accumulated undistributed net investment
 income..................................       2,654,633
Accumulated net realized loss............    (161,191,002)
                                           --------------
    Net Assets...........................  $1,016,730,484
                                           ==============
Class A Shares:
Net Assets...............................     $14,727,523
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       1,350,506
    Net Asset Value Per Share............          $10.91
                                                   ======
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)........................          $11.51
                                                   ======
Class B Shares:
Net Assets...............................    $989,987,810
Shares Outstanding (unlimited authorized,
 $.01 par value).........................      90,352,898
    Net Asset Value Per Share............          $10.96
                                                   ======
Class C Shares:
Net Assets...............................      $8,726,974
Shares Outstanding (unlimited authorized,
 $.01 par value).........................         797,220
    Net Asset Value Per Share............          $10.95
                                                   ======
Class D Shares:
Net Assets...............................      $3,288,177
Shares Outstanding (unlimited authorized,
 $.01 par value).........................         302,037
    Net Asset Value Per Share............          $10.89
                                                   ======

Statement of Operations
For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Income
Dividends (net of $86,768 foreign
 withholding tax)...........................  $18,259,614
Interest....................................    2,313,988
                                              -----------
    Total Income............................   20,573,602
                                              -----------
Expenses
Distribution fee (Class A shares)...........       16,401
Distribution fee (Class B shares)...........    4,749,729
Distribution fee (Class C shares)...........       38,536
Investment management fee...................    2,926,930
Transfer agent fees and expenses............      692,665
Shareholder reports and notices.............       54,083
Registration fees...........................       42,150
Professional fees...........................       28,612
Custodian fees..............................       15,988
Trustees' fees and expenses.................       10,792
Other.......................................       13,419
                                              -----------
    Total Expenses..........................    8,589,305
                                              -----------
    Net Investment Income...................   11,984,297
                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................   11,758,640
Net change in unrealized appreciation.......   68,803,538
                                              -----------
    Net Gain................................   80,562,178
                                              -----------
Net Increase................................  $92,546,475
                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              JUNE 30, 2003    DECEMBER 31, 2002
                                                              --------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   11,984,297    $   29,949,888
Net realized gain (loss)....................................      11,758,640      (160,953,410)
Net change in unrealized appreciation.......................      68,803,538      (202,784,156)
                                                              --------------    --------------
    Net Increase (Decrease).................................      92,546,475      (333,787,678)
                                                              --------------    --------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................        (227,341)         (531,620)
    Class B shares..........................................     (12,016,268)      (29,366,631)
    Class C shares..........................................        (100,728)         (224,728)
    Class D shares..........................................         (58,640)         (109,256)
Net realized gain
    Class A shares..........................................        --                (221,327)
    Class B shares..........................................        --             (16,764,626)
    Class C shares..........................................        --                (126,027)
    Class D shares..........................................        --                 (41,488)
                                                              --------------    --------------
    Total Dividends and Distributions.......................     (12,402,977)      (47,385,703)
                                                              --------------    --------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (100,374,130)     (336,347,021)
                                                              --------------    --------------
    Net Decrease............................................     (20,230,632)     (717,520,402)
Net Assets:
Beginning of period.........................................   1,036,961,116     1,754,481,518
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $2,654,633 and $3,073,313, respectively).................  $1,016,730,484    $1,036,961,116
                                                              ==============    ==============

                       See Notes to Financial Statements
 10

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $405,424 at June 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $292,520 and $641, respectively and received $22,234 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 aggregated $214,728,519 and $307,881,671, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $820,055 and $1,481,613, respectively. Also, included are purchases and sales with other Morgan Stanley funds of $661,200 and $1,098,400, respectively, including a net realized gain of $48,392.

For the six months ended June 30, 2003, the Fund incurred brokerage commissions of $218,386 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2003, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $2,675,375 and $869,359, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,497. At June 30, 2003, the Fund had an accrued pension liability of $59,532 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

5. Federal Income Tax Status

As of December 31, 2002, the Fund had a net capital loss carryover of approximately $150,985,000 which will be available through December 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $939,000.

As of December 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, post-October losses and book amortization of premiums on debt securities.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                         JUNE 30, 2003               DECEMBER 31, 2002
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      131,738   $   1,379,286       355,464   $   4,183,026
Reinvestment of dividends and distributions.....       11,094         113,509        37,293         406,767
Redeemed........................................     (233,947)     (2,343,590)     (428,674)     (4,647,596)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class A..........................      (91,115)       (850,795)      (35,917)        (57,803)
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................    1,669,355      17,248,036     4,115,882      48,198,826
Reinvestment of dividends and distributions.....      918,536       9,416,536     3,387,112      37,268,392
Redeemed........................................  (12,563,376)   (126,035,498)  (38,198,675)   (421,155,993)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class B..........................   (9,975,485)    (99,370,926)  (30,695,681)   (335,688,775)
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................      108,903       1,142,698       190,656       2,218,015
Reinvestment of dividends and distributions.....        8,172          84,037        27,144         301,527
Redeemed........................................     (104,271)     (1,033,970)     (341,313)     (3,784,821)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class C...............       12,804         192,765      (123,513)     (1,265,279)
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................      144,045       1,437,902       413,983       5,008,042
Reinvestment of dividends and distributions.....        5,352          54,549        13,301         144,231
Redeemed........................................     (184,714)     (1,837,625)     (379,744)     (4,487,437)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...............      (35,317)       (345,174)       47,540         664,836
                                                  -----------   -------------   -----------   -------------
Net decrease in Fund............................  (10,089,113)  $(100,374,130)  (30,807,571)  $(336,347,021)
                                                  ===========   =============   ===========   =============

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED    ----------------------------------------------------------------
                                              JUNE 30, 2003     2002          2001          2000          1999          1998
                                              -------------   --------      --------      --------      --------      --------
                                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........      $10.03       $13.07        $19.16        $19.65        $19.22        $17.01
                                                  ------       ------        ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment income++.................        0.16         0.33          0.38          0.41          0.50          0.54
    Net realized and unrealized gain
    (loss)..................................        0.89        (2.88)        (4.44)         0.99          1.53          3.24
                                                  ------       ------        ------        ------        ------        ------

Total income (loss) from investment
 operations.................................        1.05        (2.55)        (4.06)         1.40          2.03          3.78
                                                  ------       ------        ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income...................       (0.17)       (0.35)        (0.38)        (0.42)        (0.51)        (0.55)
    Net realized gain.......................         --         (0.14)        (1.65)        (1.47)        (1.09)        (1.02)
                                                  ------       ------        ------        ------        ------        ------

Total dividends and distributions...........       (0.17)       (0.49)        (2.03)        (1.89)        (1.60)        (1.57)
                                                  ------       ------        ------        ------        ------        ------

Net asset value, end of period..............      $10.91       $10.03        $13.07        $19.16        $19.65        $19.22
                                                  ======       ======        ======        ======        ======        ======

Total Return+...............................       10.58%(1)   (19.74)%      (21.23)%        7.30%        10.97%        22.86%

Ratios to Average Net Assets(3):
Expenses....................................        1.02%(2)     0.98%         0.90%         0.87%         0.85%         0.90%

Net investment income.......................        3.20%(2)     2.98%         2.32%         2.06%         2.55%         2.98%

Supplemental Data:
Net assets, end of period, in thousands.....     $14,728      $14,463       $19,314       $16,929       $14,817       $10,357

Portfolio turnover rate.....................          23%(1)       51%           49%           12%           14%            6%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 16

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                      MONTHS ENDED    -------------------------------------------------------------------
                                      JUNE 30, 2003      2002          2001          2000          1999          1998
                                      -------------   -----------   -----------   -----------   -----------   -----------
                                       (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................      $10.08      $    13.12    $    19.21    $    19.70    $    19.26    $    17.04
                                          ------      ----------    ----------    ----------    ----------    ----------

Income (loss) from investment
 operations:
    Net investment income++.........        0.12            0.25          0.26          0.26          0.35          0.40
    Net realized and unrealized gain
    (loss)..........................        0.89           (2.89)        (4.45)         0.99          1.54          3.25
                                          ------      ----------    ----------    ----------    ----------    ----------

Total income (loss) from investment
 operations.........................        1.01           (2.64)        (4.19)         1.25          1.89          3.65
                                          ------      ----------    ----------    ----------    ----------    ----------

Less dividends and distributions
 from:
    Net investment income...........       (0.13)          (0.26)        (0.25)        (0.27)        (0.36)        (0.41)
    Net realized gain...............         --            (0.14)        (1.65)        (1.47)        (1.09)        (1.02)
                                          ------      ----------    ----------    ----------    ----------    ----------

Total dividends and distributions...       (0.13)          (0.40)        (1.90)        (1.74)        (1.45)        (1.43)
                                          ------      ----------    ----------    ----------    ----------    ----------

Net asset value, end of period......      $10.96      $    10.08    $    13.12    $    19.21    $    19.70    $    19.26
                                          ======      ==========    ==========    ==========    ==========    ==========

Total Return+.......................       10.11%(1)      (20.30)%      (21.82)%        6.47%        10.09%        21.95%

Ratios to Average Net Assets(3):
Expenses............................        1.78%(2)        1.73%         1.66%         1.63%         1.65%         1.65%

Net investment income...............        2.44%(2)        2.23%         1.56%         1.30%         1.75%         2.23%

Supplemental Data:
Net assets, end of period, in
 thousands..........................    $989,988      $1,011,218    $1,719,481    $2,629,320    $2,712,326    $2,751,600

Portfolio turnover rate.............          23%(1)          51%           49%           12%           14%            6%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                               MONTHS ENDED    ------------------------------------------------------------------
                                               JUNE 30, 2003     2002           2001          2000          1999           1998
                                               -------------   --------       --------      --------      --------       --------
                                                (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........     $10.07        $13.11         $19.19        $19.69        $19.26         $17.06
                                                  ------        ------         ------        ------        ------         ------

Income (loss) from investment operations:
    Net investment income++..................       0.12          0.26           0.26          0.26          0.34           0.40
    Net realized and unrealized gain
    (loss)...................................       0.89         (2.90)         (4.44)         0.98          1.54           3.25
                                                  ------        ------         ------        ------        ------         ------

Total income (loss) from investment
 operations..................................       1.01         (2.64)         (4.18)         1.24          1.88           3.65
                                                  ------        ------         ------        ------        ------         ------

Less dividends and distributions from:
    Net investment income....................      (0.13)        (0.26)         (0.25)        (0.27)        (0.36)         (0.43)
    Net realized gain........................        --          (0.14)         (1.65)        (1.47)        (1.09)         (1.02)
                                                  ------        ------         ------        ------        ------         ------

Total dividends and distributions............      (0.13)        (0.40)         (1.90)        (1.74)        (1.45)         (1.45)
                                                  ------        ------         ------        ------        ------         ------

Net asset value, end of period...............     $10.95        $10.07         $13.11        $19.19        $19.69         $19.26
                                                  ======        ======         ======        ======        ======         ======

Total Return+................................      10.13%(1)    (20.32)%       (21.80)%        6.47%        10.09%         21.92%

Ratios to Average Net Assets(3):
Expenses.....................................       1.78%(2)      1.69%          1.66%         1.63%         1.65%          1.65%

Net investment income........................       2.44%(2)      2.27%          1.56%         1.30%         1.75%          2.23%

Supplemental Data:
Net assets, end of period, in thousands......     $8,727        $7,900        $11,904       $18,445       $11,583         $6,532

Portfolio turnover rate......................         23%(1)        51%            49%           12%           14%             6%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 18

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                               MONTHS ENDED    -----------------------------------------------------------------
                                               JUNE 30, 2003     2002           2001          2000          1999          1998
                                               -------------   --------       --------      --------      --------      --------
                                                (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.........     $10.02        $13.05         $19.14        $19.63        $19.21        $16.99
                                                  ------        ------         ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment income++..................       0.17          0.36           0.45          0.46          0.54          0.58
    Net realized and unrealized gain
    (loss)...................................       0.88         (2.88)         (4.47)         0.99          1.52          3.25
                                                  ------        ------         ------        ------        ------        ------

Total income (loss) from investment
 operations..................................       1.05         (2.52)         (4.02)         1.45          2.06          3.83
                                                  ------        ------         ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income....................      (0.18)        (0.37)         (0.42)        (0.47)        (0.55)        (0.59)
    Net realized gain........................        --          (0.14)         (1.65)        (1.47)        (1.09)        (1.02)
                                                  ------        ------         ------        ------        ------        ------

Total dividends and distributions............      (0.18)        (0.51)         (2.07)        (1.94)        (1.64)        (1.61)
                                                  ------        ------         ------        ------        ------        ------

Net asset value, end of period...............     $10.89        $10.02         $13.05        $19.14        $19.63        $19.21
                                                  ======        ======         ======        ======        ======        ======

Total Return+................................      10.62%(1)    (19.49)%       (21.04)%        7.57%        11.13%        23.21%

Ratios to Average Net Assets(3):
Expenses.....................................       0.78%(2)      0.73%          0.66%         0.63%         0.65%         0.65%

Net investment income........................       3.44%(2)      3.23%          2.56%         2.30%         2.75%         3.23%

Supplemental Data:
Net assets, end of period, in thousands......     $3,288        $3,380         $3,783       $30,414       $26,983       $24,920

Portfolio turnover rate......................         23%(1)        51%            49%           12%           14%            6%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

SPECIALTY UTILITIES

Morgan Stanley
Utilities Fund

Semiannual Report
June 30, 2003

[MORGAN STANLEY LOGO]

38545RPT-11814G03-AP-7/03

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund
Ronald E. Robison
Principal Executive Officer
August 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003



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